Balances under contracts with customers and other ifrs 15 disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Balances under contracts with customers and other IFRS15 disclosures [Abstract]
Disclosure of detailed information about customer contract assets liabilities [Table Text Block]

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Completed work pending certification	446	10	—	118	573
Retentions	160	3	—	28	191
Total customer contract assets	606	13	—	146	764
Work certified in advance	1,124	26	—	77	1,227
Advance payments	406	1	—	(14)	392
Total customer contract liabilities	1,530	27	—	63	1,619

Million euro	2022	Exchange rate	Consolidation scope changes	Other	2023
Completed work pending certification	406	2	—	38	446
Retentions	141	1	—	18	160
Total customer contract assets	547	3	—	56	606
Work certified in advance	962	(3)	—	165	1,124
Advance payments	402	5	—	(1)	406
Total customer contract liabilities	1,364	2	—	164	1,530

Disclosure of revenue from contracts with customers [text block]

Million euro	2024	2023	2022
Construction	7,091	6,909	6,287
Toll Roads	1,236	1,071	765
Airports	90	8	5
Other segments	607	351	328
Revenue from contracts with customers	9,024	8,339	7,385

Disclosure of revenue related to performance obligations not satisfied at year end [Table Text Block]

REVENUE	2025	2026	2027	2028	2029 and beyond	TOTAL
Construction	6,482	5,309	2,521	683	1,760	16,756
Energy	523	193	113	101	394	1,324
Total	7,005	5,502	2,634	784	2,154	18,080